CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Series A Convertible Preferred Stock Preferred Stock	Common Stock	Additional Paid-in-Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2023					$ (178)	$ (178)
Issuance of common stock on vesting of restricted stock awards, Shares		558,511
Issuance of common stock on vesting of restricted stock awards		$ 6	$ (6)
Foreign currency translation adjustments				$ (609)		(609)
Net loss					(2,069,642)	(2,069,642)
Ending Balance, Shares at Dec. 31, 2024		558,511
Ending Balance at Dec. 31, 2024		$ 6	1,207	(609)	(2,069,820)	(2,069,216)
Issuance of common stock on vesting of restricted stock awards, Shares		88,186
Issuance of common stock on vesting of restricted stock awards		$ 1	(1)
Share-based compensation			10,233			10,233
Foreign currency translation adjustments				266		266
Net loss					(693,977)	(693,977)
Ending Balance, Shares at Mar. 31, 2025		646,697
Ending Balance at Mar. 31, 2025		$ 7	11,439	(343)	(2,763,797)	(2,752,694)
Beginning Balance, Shares at Dec. 31, 2024		558,511
Beginning Balance at Dec. 31, 2024		$ 6	1,207	(609)	(2,069,820)	(2,069,216)
Issuance of common stock on vesting of restricted stock awards, Shares		352,744
Issuance of common stock on vesting of restricted stock awards		$ 4	(4)
Share-based compensation			194,743			194,743
Foreign currency translation adjustments				(4,291)		(4,291)
Net loss					(8,529,263)	$ (8,529,263)
Ending Balance, Shares at Dec. 31, 2025	3,661,083					3,661,083
Ending Balance at Dec. 31, 2025	$ 19,013,673					$ 19,013,673
Ending Balance, Shares at Dec. 31, 2025		911,255
Ending Balance at Dec. 31, 2025		$ 10	663,514	(4,900)	(10,599,083)	(9,940,459)
Sale of Series A-1 convertible preferred stock, Shares	558,116
Sale of Series A-1 convertible preferred stock	$ 3,472,095
Issuance of common stock and pre-funded warrants for conversion of Series A convertible preferred stock,Shares	(4,219,199)	6,137,634
Issuance of common stock and pre-funded warrants for conversion of Series A convertible preferred stock	$ (22,485,768)	$ 62	22,485,706			22,485,768
Issuance of common stock under initial public offering, net of underwriters discounts, Shares		3,450,000
Issuance of common stock under initial public offering, net of underwriters discounts		$ 35	16,014,965			16,015,000
Reclassification of deferred financing costs to additional paid-in capital upon consummation of public offering and sale of Series A convertible preferred stock			(839,222)			$ (839,222)
Issuance of common stock upon exercise of stock options, Shares		211,647				211,647
Issuance of common stock upon exercise of stock options		$ 2	(2)
Issuance of common stock on vesting of restricted stock awards, Shares		88,186
Issuance of common stock on vesting of restricted stock awards		$ 1	(1)
Share-based compensation			281,880			$ 281,880
Foreign currency translation adjustments				(23,541)		(23,541)
Net loss					(4,458,835)	$ (4,458,835)
Ending Balance, Shares at Mar. 31, 2026						0
Ending Balance, Shares at Mar. 31, 2026		10,798,722
Ending Balance at Mar. 31, 2026		$ 110	$ 38,606,840	$ (28,441)	$ (15,057,918)	$ 23,520,591